Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and other current assets
The detail of receivables and other current assets of the Telefonica Group at December 31, 2023 and December 31, 2022 and the opening balance as of January 1, 2023 after the impacts of first application of IFRS 17 (see Note 3) is as follows:

Millions of euros	12/31/2023	12/31/2022	First application of IFRS 17 impact	01/01/2023
Receivables (Note 16)	7,430	7,340	(132)	7,208
Trade receivables	9,938	9,680	(75)	9,605
Impairment of trade receivables	(2,992)	(2,891)	—	(2,891)
Receivables from associates and joint ventures (Note 10)	139	151	—	151
Other receivables	345	400	(57)	343
Other current assets	2,702	1,794	132	1,926
Contractual assets (Note 23)	202	195	—	195
Capitalized costs (Note 23)	998	885	—	885
Prepayments	1,344	714	—	714
Short-term insurance and reinsurance contracts assets	113	—	132	132
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	45	—	—	—
Total	10,132	9,134	—	9,134
The balance of prepayments at December 31, 2023 includes 532 million euros corresponding to payments for broadcasting rights of sporting events that will take place in the future, which have been advanced under executory contracts (see Notes 13 and 29.c).
The movement in impairment of trade receivables in 2023 and 2022 is as follows:

Millions of euros
Impairment provision at December 31, 2021	2,531
Allowances	613
Transfers	12
Amounts applied	(397)
Translation differences and other	132
Impairment provision at December 31, 2022	2,891
Allowances	582
Transfers	48
Amounts applied	(481)
Translation differences and other	(48)
Impairment provision at December 31, 2023	2,992
Public-sector net trade receivables at December 31, 2023 and 2022 amounted to 526 million euros and 518 million euros, respectively.
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2023 and 2022 is as follows:

Millions of euros	12/31/2023		12/31/2022
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,755	(28)	2,495	(9)
Amount not overdue invoiced	2,920	(116)	3,011	(154)
Less than 90 days	994	(157)	1,024	(160)
Between 90 and 180 days	324	(135)	347	(150)
Between 180 and 360 days	523	(393)	534	(381)
More than 360 days	2,422	(2,163)	2,269	(2,037)
Total	9,938	(2,992)	9,680	(2,891)
Other current financial assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Short-term credits	192	128
Short-term deposits and guarantees	209	439
Short-term derivative financial assets (Note 19)	352	712
Other current financial assets	325	1,165
Total	1,078	2,444
Short-term deposits and guarantees at December 31, 2022 included current judicial deposits amounting to 106 million euros (see Note 24) constituted by Telefónica Brazil which included the judicial deposit of the amount withheld from the acquisition price of OI's mobile assets (see Note 5), amounted to 522 million Brazilian reais (94 million euros).
Additionally at December 31, 2023 there were 50 million euros registered in deposits (232 million euros at December 31, 2022), associated with collateral guarantees of Telefónica, S.A. classified as current according to the maturity of the underlying derivative instruments which they relate to.
The vast majority of short-term credits and deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
"Other current financial assets" include short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 187 million euros at December 31, 2023 (126 million euros at December 31, 2022) and were recorded at fair value.
Additionally at December 31, 2022 this included the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire"). These notes were deposited in a securities account owned by Telefónica, S.A. with a notional of 1,000 million dollars equivalent to 939 million euros registered entirely under "Other current financial assets" (see Note 12). The investments have been fully cancelled according to its maturity in 2023.
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.